Tidal Trust II
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

March 3, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”) File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Nicholas Fixed Income Alternative ETF and Nicholas Global Equity and Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective February 27, 2026, and filed electronically as Post-Effective Amendment No. 537 to the Trust’s Registration Statement on Form N-1A on February 23, 2026.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer
SVP of Legal Services
Tidal Investments LLC, on behalf of Tidal Trust II